Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net loss	$ (65,347)	$ (158,224)	$ (403,925)
Other comprehensive (loss) / income:
Reclassification to operations for securities sold	(6)
Unrealized (loss) / gain on investments in availlable for sale securities	(28)	34
Total other comprehensive (loss) / income	(34)	34
Total comprehensive loss	(65,381)	(158,190)	(403,925)
Less: Comprehensive loss (income) attributable to noncontrolling interest	176	(8)	1,363
Comprehensive loss attributable to Newlead Holdings Ltd.	$ (65,205)	$ (158,198)	$ (402,562)